PRIVATE PLACEMENTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jan. 28, 2025
PRIVATE PLACEMENTS
Exercise price of warrants			$ 1
Private Placement | Related Party
PRIVATE PLACEMENTS
Number of warrants issued	8,490,535	8,490,535
Exercise price of warrants	$ 1	$ 1
Proceeds from issuance of warrants	$ 8,490,535	$ 8,490,535
Completion of an initial business combination	30 days	30 days
Private Placement | Related Party | Class A ordinary shares
PRIVATE PLACEMENTS
Number of shares issuable per warrant (in shares)	1	1
Exercise price of warrants	$ 11.5	$ 11.5